Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 205,399	¥ 246,153
Fair value	200,462	234,909
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(4,937)	(11,244)
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	205,399	246,153
Fair value	200,462	234,909
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (4,937)	¥ (11,244)